Fees Summary	Aug. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 16,157,580
Previously Paid Amount	0.00
Total Fee Amount	2,231.36
Total Offset Amount	0.00
Net Fee	2,231.36
Narrative - Max Aggregate Offering Price	$ 16,157,580
Final Prospectus	true